UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21856

RMR ASIA PACIFIC REAL ESTATE FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President RMR Asia Pacific Real Estate Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Brian D. O’Sullivan

State Street Bank and Trust Company

  801 Pennsylvania Avenue, Tower II, 4th Floor

Kansas City, Missouri 64102

Elizabeth Watson, Esq.

State Street Bank and Trust Company

 2 Avenue De Lafayette, 6th Floor

Boston, Massachusetts 02111

Registrant's telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

RMR Asia Pacific Real Estate Fund

Portfolio of Investments – March 31, 2008 (unaudited)

Company	Shares	Value
Common Stocks – 96.1%
Australia – 15.5%
Apartments – 1.0%
Peet, Ltd.	120,000	$286,233
Diversified – 9.6%
Abacus Property Group	355,000	429,875
Charter Hall Group	480,000	614,141
Dexus Property Group *	475,000	731,462
Valad Property Group	928,725	823,299
		2,598,777
Office – 4.9%
Commonwealth Property Office Fund *	510,000	619,898
Cromwell Group	953,898	697,414
		1,317,312
Total Australia (Cost $5,530,040)		4,202,322
Hong Kong – 37.9%
Diversified – 19.7%
Agile Property Holdings, Ltd.	440,000	463,030
China Overseas Land & Investment, Ltd.	105,000	191,580
China Resources Land, Ltd.	336,000	582,835
Guangzhou R&F Properties Co., Ltd., Class H	102,400	269,070
Henderson Land Development Co., Ltd.	86,717	615,615
Hongkong Land Holdings, Ltd.	235,000	970,550
Hysan Development Co., Ltd.	180,000	501,885
Kerry Properties, Ltd.	45,500	274,778
KWG Property Holding, Ltd.	433,000	366,089
New World China Land, Ltd.	370,000	234,856
Shun TAK Holdings, Ltd.	300,000	397,037
SPG Land Holdings, Ltd. (a)	360,000	149,872
The Wharf (Holdings), Ltd.	68,000	320,662
		5,337,859
Hospitality – 12.0%
Regal Real Estate Investment Trust *	1,700,000	393,182
Sun Hung Kai Properties, Ltd.	184,000	2,848,901
		3,242,083
Retail – 6.2%
Hang Lung Properties, Ltd.	470,000	1,663,765
Total Hong Kong (Cost $9,747,293)		10,243,707
Japan – 30.6%
Diversified – 21.9%
Aeon Mall Co., Ltd.	40,000	1,109,551
Mitsubishi Estate Co., Ltd.	76,000	1,845,104
Mitsui Fudosan Co., Ltd.	67,000	1,330,187
Shoei Co., Ltd.	25,000	311,497
Sumitomo Realty & Development Co., Ltd.	75,000	1,321,980
		5,918,319
Office – 8.7%
Nippon Building Fund, Inc. *	56	707,865
NTT Urban Development Corp.	700	1,004,214
Orix REIT, Inc. *	20	116,372
Tokyu REIT, Inc. *	70	526,685
		2,355,136
Total Japan (Cost $8,989,673)		8,273,455

See notes to portfolio of investments.

Company	Shares	Value
Common Stocks — continued
Malaysia — 1.7%
Diversified — 1.7%
KLCC Property Holdings Berhad	250,000	$228,232
SP Setia Berhad	207,000	240,750
		468,982
Total Malaysia (Cost $561,118)		468,982
Philippines — 1.8%
Diversified — 1.8%
Filinvest Land, Inc.	5,800,000	144,410
Megaworld Corp.	6,000,000	353,364
		497,774
Total Philippines (Cost $529,995)		497,774
Singapore — 8.6%
Diversified — 8.6%
Allgreen Properties, Ltd.	300,000	268,081
Ascendas India Trust *	254,000	191,914
Ascendas Real Estate Investment Trust *	240,000	414,981
Capitaland, Ltd.	130,000	599,731
CDL Hospitality Trusts *	300,000	451,161
SC Global Developments, Ltd.	170,000	165,498
Singapore Land, Ltd.	14,000	69,163
Yanlord Land Group, Ltd.	100,000	154,746
		2,315,275
Total Singapore (Cost $2,508,302)		2,315,275
Total Common Stocks (Cost $27,866,421)		26,001,515
Warrants — 2.7%
India — 2.7%
Ansal Properties & Infrastructure, Ltd., Macquarie Bank, Ltd., expiring 1/17/12 (a)	44,000	168,960
Unitech, Ltd., Macquarie Bank, Ltd., expiring 6/24/08 (a)	83,000	571,040
Total India (Cost $875,844)		740,000
Total Warrants (Cost $875,844)		740,000
Short-Term Investments — 1.5%
Other Investment Companies — 1.5%
Dreyfus Cash Management, Institutional Shares, 3.32% (b) (Cost $401,435)	401,435	401,435
Total Investments — 100.3% (Cost $29,143,700) (c)		27,142,950
Other assets less liabilities — (0.3)%		(73,810)
Net Assets — 100%		$27,069,140

Notes to Portfolio of Investments

Company is organized as a real estate investment trust as defined by the laws of its country of domicile.

(a)                    As of March 31, 2008, this security had not paid a distribution.

(b)                   Rate reflects 7 day yield as of March 31, 2008.

(c)                     The gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of March 31, 2008, are as follows:

Cost	$29,143,700

Gross unrealized appreciation	$2,021,621

Gross unrealized depreciation	(4,022,371)

Net unrealized depreciation	$(2,000,750)

Information regarding FAS 157

The Fund has adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements, or FAS 157, effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended March 31, 2008, maximized the use of observable inputs and minimized the use of unobservable inputs. When the S&P 500 Index fluctuates significantly from the previous day close, we believe that the closing price in the local market may no longer represent the fair value of foreign securities at the time of the U.S. market close. Accordingly, in such circumstances, we report holdings in such foreign securities at their fair values as determined by an independent security pricing service. The service uses a multi-factor model that includes such information as the issue’s local closing price, relevant general and sector indices, currency fluctuations, depository receipts, and futures, as applicable. The model generates an adjustment factor for each security that is applied to the local closing price to adjust it for post closing events, resulting in the security’s reported fair value.

The following is a summary of the inputs used as of March 31, 2008, in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted prices	$401,435
Level 2 - Other significant observable inputs	26,741,515
Level 3 – Significant unobservable inputs	—
Total	$27,142,950

There were no investments in securities characterized as Level 3 on December 31, 2007, or March 31, 2008.

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR ASIA PACIFIC REAL ESTATE FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 27, 2008

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	May 27, 2008